Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Voya Separate Portfolios Trust
Entity Central Index Key	0001392116
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000159005
Shareholder Report [Line Items]
Fund Name	Voya Securitized Credit Fund
Class Name	Class A
Trading Symbol	VCFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Securitized Credit Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$103	1.00%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed the Bloomberg U.S. Securitized MBS/ABS/CMBS Index primarily due to sector allocation. Security selection and duration positioning contributed to return over the period.

↑ Top contributors to performance: Security selection was the primary contributor, led by the Fund’s exposure to below investment‑grade tranches of commercial mortgage‑backed securities (CMBS). Security selection within asset‑backed securities (ABS) also added value, driven by allocations to collateralized loan obligations (CLOs).  Allocation to non-agency residential mortgage‑backed securities (RMBS) was the largest positive contributor from a sector‑allocation perspective.   Lastly, the Fund maintained an underweight in duration, which proved beneficial given elevated interest‑rate volatility during the period.

↓ Top detractors from performance: Sector allocation detracted from performance, reflecting the underweight in Agency mortgage‑backed securities (MBS) & overweight to securitized credit sectors. Agency MBS were the leading contributor to excess returns within the Bloomberg Securitized Index. On a stand‑alone basis, all sectors detracted from returns except non‑agency RMBS.

Line Graph [Table Text Block]
Table Summary
	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Securitized MBS/ABS/CMBS Index
2016	$9,755	$10,000	$10,000	$10,000
2017	$10,334	$10,594	$10,044	$10,022
2018	$10,984	$11,260	$10,165	$10,101
2019	$11,496	$11,786	$10,620	$10,554
2020	$10,371	$10,632	$11,568	$11,281
2021	$11,796	$12,092	$11,650	$11,315
2022	$11,882	$12,181	$11,167	$10,765
2023	$11,484	$11,773	$10,633	$10,256
2024	$12,452	$12,765	$10,814	$10,421
2025	$13,479	$13,818	$11,341	$10,990
2026	$14,188	$14,545	$11,835	$11,622

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	2.58%	3.23%	3.56%
Class A - Excluding Sales Charge	5.25%	3.76%	3.82%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Securitized MBS/ABS/CMBS Index	5.75%	0.54%	1.51%

AssetsNet	$ 945,636,849
Holdings Count | Holding	607
Advisory Fees Paid, Amount	$ 5,002,713
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$945,636,849 # of Portfolio Holdings607 Portfolio Turnover Rate27% Investment Advisory Fees Paid$5,002,713
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.9%
Asset-Backed Securities	24.9%
Commercial Mortgage-Backed Securities	33.5%
Collateralized Mortgage Obligations	35.7%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Symphony CLO 43 Ltd. - Class C, 6.222%, 04/15/37	0.8%
Subway Funding LLC - Class A2II, 5.566%, 07/30/54	0.8%
Freddie Mac STACR REMIC Trust - Class B1, 7.062%, 01/25/42	0.8%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	0.7%
Freddie Mac STACR REMIC Trust - Class B1, 8.412%, 02/25/42	0.7%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.7%
Cedar Funding II CLO Ltd. - Class CR3, 5.619%, 07/22/38	0.7%
Planet Fitness Master Issuer LLC - Class A2II, 6.237%, 06/05/54	0.7%
Palmetto Issuer LLC - Class A, 5.980%, 04/30/61	0.7%
TruPS Financials Note Securitization - Class A1, 5.423%, 01/15/38	0.6%

Material Fund Change [Text Block]
C000159006
Shareholder Report [Line Items]
Fund Name	Voya Securitized Credit Fund
Class Name	Class I
Trading Symbol	VCFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Securitized Credit Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed the Bloomberg U.S. Securitized MBS/ABS/CMBS Index primarily due to sector allocation. Security selection and duration positioning contributed to return over the period.

↑ Top contributors to performance: Security selection was the primary contributor, led by the Fund’s exposure to below investment‑grade tranches of commercial mortgage‑backed securities (CMBS). Security selection within asset‑backed securities (ABS) also added value, driven by allocations to collateralized loan obligations (CLOs).  Allocation to non-agency residential mortgage‑backed securities (RMBS) was the largest positive contributor from a sector‑allocation perspective.   Lastly, the Fund maintained an underweight in duration, which proved beneficial given elevated interest‑rate volatility during the period.

↓ Top detractors from performance: Sector allocation detracted from performance, reflecting the underweight in Agency mortgage‑backed securities (MBS) & overweight to securitized credit sectors. Agency MBS were the leading contributor to excess returns within the Bloomberg Securitized Index. On a stand‑alone basis, all sectors detracted from returns except non‑agency RMBS.

Line Graph [Table Text Block]
Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Securitized MBS/ABS/CMBS Index
2016	$250,000	$250,000	$250,000
2017	$265,731	$251,100	$250,550
2018	$283,136	$254,113	$252,529
2019	$296,924	$265,497	$263,843
2020	$268,762	$289,206	$282,021
2021	$306,624	$291,260	$282,867
2022	$310,188	$279,172	$269,120
2023	$300,801	$265,828	$256,391
2024	$327,176	$270,342	$260,518
2025	$355,268	$283,533	$274,745
2026	$375,123	$295,863	$290,540

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	10 Years
Class I	5.59%	4.12%	4.14%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Securitized MBS/ABS/CMBS Index	5.75%	0.54%	1.51%

AssetsNet	$ 945,636,849
Holdings Count | Holding	607
Advisory Fees Paid, Amount	$ 5,002,713
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$945,636,849 # of Portfolio Holdings607 Portfolio Turnover Rate27% Investment Advisory Fees Paid$5,002,713
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.9%
Asset-Backed Securities	24.9%
Commercial Mortgage-Backed Securities	33.5%
Collateralized Mortgage Obligations	35.7%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Symphony CLO 43 Ltd. - Class C, 6.222%, 04/15/37	0.8%
Subway Funding LLC - Class A2II, 5.566%, 07/30/54	0.8%
Freddie Mac STACR REMIC Trust - Class B1, 7.062%, 01/25/42	0.8%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	0.7%
Freddie Mac STACR REMIC Trust - Class B1, 8.412%, 02/25/42	0.7%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.7%
Cedar Funding II CLO Ltd. - Class CR3, 5.619%, 07/22/38	0.7%
Planet Fitness Master Issuer LLC - Class A2II, 6.237%, 06/05/54	0.7%
Palmetto Issuer LLC - Class A, 5.980%, 04/30/61	0.7%
TruPS Financials Note Securitization - Class A1, 5.423%, 01/15/38	0.6%

Material Fund Change [Text Block]
C000221175
Shareholder Report [Line Items]
Fund Name	Voya Securitized Credit Fund
Class Name	Class R6
Trading Symbol	VCFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Securitized Credit Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed the Bloomberg U.S. Securitized MBS/ABS/CMBS Index primarily due to sector allocation. Security selection and duration positioning contributed to return over the period.

↑ Top contributors to performance: Security selection was the primary contributor, led by the Fund’s exposure to below investment‑grade tranches of commercial mortgage‑backed securities (CMBS). Security selection within asset‑backed securities (ABS) also added value, driven by allocations to collateralized loan obligations (CLOs).  Allocation to non-agency residential mortgage‑backed securities (RMBS) was the largest positive contributor from a sector‑allocation perspective.   Lastly, the Fund maintained an underweight in duration, which proved beneficial given elevated interest‑rate volatility during the period.

↓ Top detractors from performance: Sector allocation detracted from performance, reflecting the underweight in Agency mortgage‑backed securities (MBS) & overweight to securitized credit sectors. Agency MBS were the leading contributor to excess returns within the Bloomberg Securitized Index. On a stand‑alone basis, all sectors detracted from returns except non‑agency RMBS.

Line Graph [Table Text Block]
Table Summary
	Class R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Securitized MBS/ABS/CMBS Index
7/31/2020	$1,000,000	$1,000,000	$1,000,000
2021	$1,059,110	$964,357	$991,019
2022	$1,069,246	$924,336	$942,855
2023	$1,036,958	$880,153	$898,258
2024	$1,127,917	$895,097	$912,717
2025	$1,224,782	$938,774	$962,561
2026	$1,293,238	$979,597	$1,017,898

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	Since Inception (7/31/2020)
Class R6	5.59%	4.08%	4.64%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	-0.36%
Bloomberg U.S. Securitized MBS/ABS/CMBS Index	5.75%	0.54%	0.31%

AssetsNet	$ 945,636,849
Holdings Count | Holding	607
Advisory Fees Paid, Amount	$ 5,002,713
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$945,636,849 # of Portfolio Holdings607 Portfolio Turnover Rate27% Investment Advisory Fees Paid$5,002,713
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.9%
Asset-Backed Securities	24.9%
Commercial Mortgage-Backed Securities	33.5%
Collateralized Mortgage Obligations	35.7%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Symphony CLO 43 Ltd. - Class C, 6.222%, 04/15/37	0.8%
Subway Funding LLC - Class A2II, 5.566%, 07/30/54	0.8%
Freddie Mac STACR REMIC Trust - Class B1, 7.062%, 01/25/42	0.8%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	0.7%
Freddie Mac STACR REMIC Trust - Class B1, 8.412%, 02/25/42	0.7%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.7%
Cedar Funding II CLO Ltd. - Class CR3, 5.619%, 07/22/38	0.7%
Planet Fitness Master Issuer LLC - Class A2II, 6.237%, 06/05/54	0.7%
Palmetto Issuer LLC - Class A, 5.980%, 04/30/61	0.7%
TruPS Financials Note Securitization - Class A1, 5.423%, 01/15/38	0.6%

Material Fund Change [Text Block]
C000191194
Shareholder Report [Line Items]
Fund Name	Voya Securitized Credit Fund
Class Name	Class W
Trading Symbol	VSCWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya Securitized Credit Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund underperformed the Bloomberg U.S. Securitized MBS/ABS/CMBS Index primarily due to sector allocation. Security selection and duration positioning contributed to return over the period.

↑ Top contributors to performance: Security selection was the primary contributor, led by the Fund’s exposure to below investment‑grade tranches of commercial mortgage‑backed securities (CMBS). Security selection within asset‑backed securities (ABS) also added value, driven by allocations to collateralized loan obligations (CLOs).  Allocation to non-agency residential mortgage‑backed securities (RMBS) was the largest positive contributor from a sector‑allocation perspective.   Lastly, the Fund maintained an underweight in duration, which proved beneficial given elevated interest‑rate volatility during the period.

↓ Top detractors from performance: Sector allocation detracted from performance, reflecting the underweight in Agency mortgage‑backed securities (MBS) & overweight to securitized credit sectors. Agency MBS were the leading contributor to excess returns within the Bloomberg Securitized Index. On a stand‑alone basis, all sectors detracted from returns except non‑agency RMBS.

Line Graph [Table Text Block]
Table Summary
	Class W	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Securitized MBS/ABS/CMBS Index
8/1/2017	$10,000	$10,000	$10,000
2018	$10,309	$9,910	$9,928
2019	$10,804	$10,354	$10,373
2020	$9,774	$11,279	$11,087
2021	$11,143	$11,359	$11,120
2022	$11,264	$10,887	$10,580
2023	$10,904	$10,367	$10,080
2024	$11,852	$10,543	$10,242
2025	$12,861	$11,058	$10,801
2026	$13,570	$11,538	$11,422

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	5 Years	Since Inception (8/1/2017)
Class W	5.52%	4.02%	3.59%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.67%
Bloomberg U.S. Securitized MBS/ABS/CMBS Index	5.75%	0.54%	1.54%

AssetsNet	$ 945,636,849
Holdings Count | Holding	607
Advisory Fees Paid, Amount	$ 5,002,713
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$945,636,849 # of Portfolio Holdings607 Portfolio Turnover Rate27% Investment Advisory Fees Paid$5,002,713
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.9%
Asset-Backed Securities	24.9%
Commercial Mortgage-Backed Securities	33.5%
Collateralized Mortgage Obligations	35.7%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Symphony CLO 43 Ltd. - Class C, 6.222%, 04/15/37	0.8%
Subway Funding LLC - Class A2II, 5.566%, 07/30/54	0.8%
Freddie Mac STACR REMIC Trust - Class B1, 7.062%, 01/25/42	0.8%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	0.7%
Freddie Mac STACR REMIC Trust - Class B1, 8.412%, 02/25/42	0.7%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.7%
Cedar Funding II CLO Ltd. - Class CR3, 5.619%, 07/22/38	0.7%
Planet Fitness Master Issuer LLC - Class A2II, 6.237%, 06/05/54	0.7%
Palmetto Issuer LLC - Class A, 5.980%, 04/30/61	0.7%
TruPS Financials Note Securitization - Class A1, 5.423%, 01/15/38	0.6%

Material Fund Change [Text Block]
C000240815
Shareholder Report [Line Items]
Fund Name	Voya VACS Series EMHCD Fund
Class Name	Portfolio
Trading Symbol	VVIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya VACS Series EMHCD Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Series	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund outperformed the JP Morgan EMBI Global Diversified Index.

↑ Top contributors to performance: Country & security selection were the main drivers of outperformance. Regionally, overweight to Latin America versus underweight in Asia and the Middle East contributed. Top performing country positions included overweight's to Venezuela, Angola, Lebanon, Peru, and Colombia, as well as underweights in China, UAE, Saudi Arabia, Philippines, and Bahrain. From a quality standpoint, the Fund's overweight to BB rated issuers and underweight in single-A and AA rated issuers contributed to outperformance.

↓ Top detractors from performance: Sector allocation detracted driven by the Fund's underweight in sovereigns and overweight to cash. Security selection detracted in Latin America, largely due to a BBB-rated position in a Brazilian oil and gas producer. Other detractions included overweight's to Chile, Cote D'Ivoire, and Mexico, and underweights in Bolivia, Pakistan, and Nigeria.

Line Graph [Table Text Block]
Table Summary
	Voya VACS Series EMHCD Fund	Bloomberg Global Aggregate Index	JP Morgan Emerging Markets Bond Index - Global Diversified Index
2/17/2023	$10,000	$10,000	$10,000
2023	$10,098	$10,216	$10,080
2024	$11,408	$10,266	$11,217
2025	$12,268	$10,579	$11,974
2026	$13,589	$11,030	$13,217

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	Since Inception (2/17/2023)
Voya VACS Series EMHCD Fund	10.77%	10.35%
Bloomberg Global Aggregate Index	4.26%	3.20%
JP Morgan Emerging Markets Bond Index - Global Diversified Index	10.38%	9.36%

AssetsNet	$ 115,416,652
Holdings Count | Holding	245
InvestmentCompanyPortfolioTurnover	121.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$115,416,652 # of Portfolio Holdings245 Portfolio Turnover Rate121% Investment Advisory Fees PaidN/A
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	9.8%
Corporate Bonds/Notes	30.6%
Sovereign Bonds	59.6%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Argentine Republic Government International Bond, 4.125%, 07/09/35	1.3%
Bahrain Government International Bond, 7.375%, 05/14/30	1.3%
Corp Nacional del Cobre de Chile, 6.330%, 01/13/35	1.2%
Indonesia Government International Bond, 8.500%, 10/12/35	1.1%
Mexico Government International Bond, 6.338%, 05/04/53	1.0%
OQ SAOC, 5.125%, 05/06/28	0.9%
Saudi Government International Bond, 3.450%, 02/02/61	0.9%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.125%, 05/15/27	0.9%
Brazilian Government International Bond, 6.250%, 03/18/31	0.9%
Jordan Government International Bond, 5.850%, 07/07/30	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2026. For more complete information, you may review the Fund’s next Prospectus, which we expect to be available on or about July 31, 2026 at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective August 26, 2025, the Fund amended its investment policies in accordance with the investment focus that the name suggests. Additionally, effective February 17, 2026, the Fund’s classification changed from a non-diversified fund to a diversified fund as a result of being managed as diversified for a period of three years.

C000240816
Shareholder Report [Line Items]
Fund Name	Voya VACS Series SC Fund
Class Name	Portfolio
Trading Symbol	VVIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Voya VACS Series SC Fund for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Series	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

For the year ended March 31, 2026, the Fund outperformed the Bloomberg U.S. Securitized MBS/ABS/CMBS Index primarily due to security selection & duration positioning.  Sector allocation decisions detracted from return over the period.

↑ Top contributors to performance: Security selection was the primary contributor, led by the Fund’s exposure to below investment‑grade (IG) tranches of commercial mortgage‑backed securities (CMBS). Security selection within asset‑backed securities (ABS) also added value, driven by allocations to collateralized loan obligations (CLOs). Allocation to non-agency residential mortgage‑backed securities (RMBS) was the largest contributor from a sector‑allocation perspective. Lastly, the Fund maintained an underweight in duration, which proved beneficial given elevated interest‑rate volatility during the period.

↓ Top detractors from performance: Sector allocation detracted, reflecting the portfolio’s structural underweight to agency mortgage‑backed securities (MBS) and overweight to securitized credit sectors. Agency MBS were the leading contributor to excess returns within the Bloomberg Securitized Index, benefiting from U.S. Federal Reserve rate cuts, lower interest‑rate volatility, a steeper yield curve, and speculation around renewed quantitative easing. On a stand‑alone basis, all sectors detracted from returns except non‑agency RMBS.

Line Graph [Table Text Block]
Table Summary
	Voya VACS Series SC Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Securitized MBS/ABS/CMBS Index
3/3/2023	$10,000	$10,000	$10,000
2023	$10,035	$10,095	$10,226
2024	$10,959	$10,267	$10,391
2025	$11,941	$10,768	$10,958
2026	$12,684	$11,236	$11,588

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	Since Inception (3/3/2023)
Voya VACS Series SC Fund	6.22%	8.03%
Bloomberg U.S. Aggregate Bond Index	4.35%	4.43%
Bloomberg U.S. Securitized MBS/ABS/CMBS Index	5.75%	4.91%

AssetsNet	$ 169,618,571
Holdings Count | Holding	231
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$169,618,571 # of Portfolio Holdings231 Portfolio Turnover Rate26% Investment Advisory Fees PaidN/A
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.9%
Asset-Backed Securities	22.3%
Collateralized Mortgage Obligations	35.7%
Commercial Mortgage-Backed Securities	36.1%

Largest Holdings [Text Block]

Top 10 Holdings

Table Summary
Freddie Mac STACR REMIC Trust - Class B1, 8.412%, 02/25/42	1.7%
GAM Re-REMIC Trust - Class 1D, 11/29/50	1.7%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	1.7%
GAM Re-REMIC Trust - Class 1C, 11/29/50	1.2%
RFM Reremic Trust - Class AB60, 2.316%, 11/08/49	1.2%
Fannie Mae Connecticut Avenue Securities - Class 1B1, 9.212%, 01/25/43	1.1%
Trafigura Securitisation Finance PLC - Class A2, 5.980%, 11/15/27	1.1%
Zaxby's Funding LLC - Class A2, 3.238%, 07/30/51	1.1%
Sunrun Jupiter Issuer LLC - Class A, 4.750%, 07/30/57	1.0%
Wingstop Funding LLC - Class A2, 5.858%, 12/05/54	1.0%

Material Fund Change [Text Block]